Inventories, net	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Inventories, net
8. Inventories, net
An analysis of inventories at December 31, 2018 and 2019 is as follows:

	2018		2019
Mobile phones, accessories, computers, TVs, cards and other materials	Ps.	43,723,492	Ps.	43,954,616
Less: Reserve for obsolete and slow-moving inventories		(3,418,130)		(2,852,604)

Total	Ps.	40,305,362	Ps.	41,102,012

For the years ended December 31, 2017, 2018 and 2019, the cost of inventories recognized in cost of sales was Ps. 170,154,336, Ps. 180,013,986 and Ps. 174,543,602
,
respectively.